Provisions	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Provisions
18.	Provisions
No provisions are recognised at 30 June 2026 or 31 December 2025. QIND’s accruals for audit, legal and professional fees are presented within cost accruals (Note 22).